Schedule of maturity analysis (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total minimum lease payments	$ 586,774	$ 1,035,135
Less: Unearned interest	(27,502)	(73,260)
Present value of lease liabilities	559,272	961,875	$ 500,308
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	405,346	499,557
Present value of lease liabilities	405,346	499,557
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	181,428	463,873
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments		$ 71,705